Consolidated Statements of Income (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Operating revenues
Regulated	1,891.0	1,411.6
Non-regulated	173.4	194.5
Total operating revenues	2,064.4	1,606.1
Operating expenses
Regulated fuel for generation and purchased power	866.4	634.6
Regulated fuel adjustment (note 5)	(8.5)	(99.0)
Non-regulated fuel for generation and purchased power	73.9	83.9
Non-regulated direct costs	60.9	62.3
Operating, maintenance and general	455.0	351.2
Provincial, state, and municipal taxes	49.2	47.4
Depreciation and amortization	250.0	213.5
Total operating expenses	1,746.9	1,293.9
Income from operations	317.5	312.2
Income from equity investments (note 15)	21.5	15.3
Other income (expenses), net (note 6)	43.1	12.5
Interest expense, net (note 7)	159.4	148.8
Income before provision for income taxes	222.7	191.2
Income tax expense (recovery) (note 8)	(36.7)	(8.1)
Net income	259.4	199.3
Non-controlling interest in subsidiaries	11.7	5.6
Net income of Emera Incorporated	247.7	193.7
Preferred stock dividends	6.6	3.0
Net income attributable to common shareholders	241.1	190.7
Weighted average shares of common stock outstanding (in millions)
Basic	121.0	114.2
Diluted	126.2	120.4
Earnings per common share (note 9)
Basic	1.99	1.67
Diluted	1.97	1.65
Dividends per common share declared	1.3125	1.1625